Net Long-Lived Assets by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets	$ 1,663	$ 1,677	$ 1,949
Taiwan
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets	1,641	1,657	1,932
Hong Kong
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets	$ 22	$ 20	$ 17